Notes Payable (Details Textual) (USD $)	1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended			189 Months Ended	198 Months Ended			12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended							9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	May 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Oct. 31, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Dec. 31, 2011 Operating Expense [Member]	Jul. 31, 2010 Regen Med [Member]	Jul. 14, 2010 Regen Med [Member]	Nov. 30, 2011 Sds Capital [Member]	Dec. 31, 2010 Sds Capital [Member]	Dec. 31, 2010 December 2010 Issue Two [Member]	Mar. 31, 2011 Toucan Partners LLC [Member]	Dec. 31, 2011 Toucan Partners LLC [Member]	Dec. 29, 2011 Toucan Partners LLC [Member]	Nov. 30, 2011 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Jul. 31, 2011 Note Two Issue [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Notes Payable Current, Unsecured, Issued One [Member]	Dec. 31, 2011 Notes Payable Current, Unsecured, Issued One [Member]	Sep. 30, 2012 Notes Payable Current Unsecured Issued Two [Member]	Dec. 31, 2011 Notes Payable Current Unsecured Issued Two [Member]	Sep. 30, 2012 Notes Payable Current, Unsecured, Issued Three [Member]	Dec. 31, 2011 Notes Payable Current, Unsecured, Issued Three [Member]	Sep. 30, 2012 Notes Payable Related Parties Unsecured Current [Member]	Dec. 31, 2011 Notes Payable Related Parties Unsecured Current [Member]	Sep. 30, 2012 Convertible Notes Payable Current, Unsecured, Issued One [Member]	Dec. 31, 2011 Convertible Notes Payable Current, Unsecured, Issued One [Member]	Dec. 31, 2010 Convertible Notes Payable Current, Unsecured, Issued One [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Two [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Two [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Three [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Three [Member]	Sep. 30, 2012 Convertible Notes Payable Current, Unsecured, Issued Four [Member]	Dec. 31, 2011 Convertible Notes Payable Current, Unsecured, Issued Four [Member]	Dec. 31, 2010 Convertible Notes Payable Current, Unsecured, Issued Four [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Five [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Five [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Five [Member]	Sep. 30, 2012 Convertible Notes Payable Current Unsecured Issued Six [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Six [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Six [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Seven [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Seven [Member]	Dec. 31, 2011 Convertible Notes Payable Current Unsecured Issued Eight [Member]	Dec. 31, 2010 Convertible Notes Payable Current Unsecured Issued Eight [Member]	Sep. 30, 2012 Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]	Dec. 31, 2011 Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]	Dec. 31, 2010 Convertible Notes Payable Related Parties Current Unsecured Issued One [Member]	Sep. 30, 2012 Convertible Notes Payable Related Parties Current Unsecured Issued Two [Member]	Dec. 31, 2011 Convertible Notes Payable Related Parties Current Unsecured Issued Two [Member]	Sep. 30, 2012 Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]	Dec. 31, 2011 Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]	Dec. 31, 2010 Convertible Notes Payable Related Parties Current Unsecured Issued Three [Member]	Sep. 30, 2012 Long Term Notes Payable Unsecured Issued One [Member]	Dec. 31, 2011 Long Term Notes Payable Unsecured Issued One [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued One [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued One [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued One [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Two [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued Two [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued Two [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Three [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued Three [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued Three [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Four [Member]	Dec. 31, 2011 Long Term Convertible Notes Unsecured Issued Four [Member]	Dec. 31, 2010 Long Term Convertible Notes Unsecured Issued Four [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Five [Member]	Sep. 30, 2012 Long Term Convertible Notes Unsecured Issued Six [Member]	Nov. 30, 2011 Unsecured Notes Payable [Member]	Jan. 31, 2011 Unsecured Notes Payable [Member]	Sep. 30, 2010 Unsecured Notes Payable [Member]	Dec. 31, 2011 Unsecured Notes Payable [Member]	Dec. 31, 2010 Unsecured Notes Payable [Member]	Nov. 10, 2011 Unsecured Notes Payable [Member]	Mar. 31, 2011 Unsecured Notes Payable [Member]	Oct. 31, 2010 Unsecured Notes Payable [Member] Regen Med [Member]	Dec. 31, 2010 Unsecured Notes Payable [Member] Regen Med [Member]	Dec. 31, 2010 Unsecured Notes Payable [Member] Sds Capital [Member]	Oct. 31, 2011 Unsecured Notes Payable [Member] Toucan Partners LLC [Member]	Oct. 31, 2010 Unsecured Notes Payable [Member] Toucan Partners LLC [Member]	Mar. 31, 2011 Unsecured Notes Payable [Member] Toucan Partners LLC [Member]	May 31, 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2010 Unsecured Convertible Notes Payable [Member]	Oct. 31, 2010 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2011 Unsecured Convertible Notes Payable [Member]	Nov. 30, 2011 Unsecured Convertible Notes Payable [Member] Sds Capital [Member]	Oct. 31, 2010 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Dec. 29, 2011 Unsecured Convertible Notes Payable [Member] Toucan Partners LLC [Member]	Jan. 31, 2011 Unsecured Convertible Notes Payable [Member] Note One Issue [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Minimum [Member]	Dec. 31, 2011 Unsecured Convertible Notes Payable [Member] Maximum [Member]	Jan. 31, 2011 Note Issue One [Member]	Dec. 31, 2011 Note Issue One [Member]	Nov. 30, 2011 Note Issue Two [Member]
Debt Conversion, Original Debt, Amount	$ 1,100,000							$ 7,900,000
Debt Conversion, Converted Instrument, Amount	300,000	2,076,846	559,480					2,000,000		3,400,000		112,000								2,523,201							1,000																																																																							162,000	550,000			295,000			42,000	813,216
Proceeds from issuance of convertible notes payable to related parties								13,181,000	500,000	600,000	0		1,900,000	38,414,000
Debt Conversion, Converted Instrument, Warrants or Options Issued								1,500,000
Debt Conversion, Converted Instrument, Rate																																	0.00%		11.00%																																																																		80.00%	90.00%	80.00%			80.00%				95.00%
Debt Instrument, Maturity Date										Aug. 02, 2012	Apr. 30, 2009																										Jul. 31, 2011	Jul. 31, 2011	May 16, 2013	May 16, 2013	Mar. 31, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2012							Nov. 30, 2012	Nov. 30, 2012	Jun. 30, 2012		Jun. 30, 2012	Apr. 30, 2013		Apr. 30, 2013								Jun. 30, 2012		Jun. 30, 2012					Oct. 31, 2012	Oct. 31, 2012	Nov. 15, 2013	Nov. 15, 2013		Jun. 30, 2013	Jun. 30, 2013			Dec. 31, 2013		Sep. 30, 2014	May 31, 2015		Dec. 31, 2013	May 31, 2015	May 31, 2012
Debt Instrument, Interest Rate at Period End																																					12.00%	12.00%	6.00%	6.00%	12.00%	12.00%	12.00%	12.00%	6.00%	6.00%		0.00%	10.00%	10.00%	10.00%	10.00%	6.00%		6.00%	8.00%		8.00%							10.00%	12.00%		12.00%	10.00%	6.00%	6.00%		6.00%	6.00%	4.00%	4.00%		4.00%	4.00%		6.00%	11.00%		4.00%	10.00%		11.00%	10.00%
Other Notes Payable Current, Net Of Discount																																							0	236,000
Notes Payable Related Parties Excluding Convertible Notes Payable Current Net Of Discount																																											0	21,000
Other Convertible Notes Payable, Current, Net Of Discount																																													0	34,000		1,463,000	38,000	0	1,833,000	333,000	182,000		0			753,000
Debt Instrument, Maturity Date, Description																																													between March 2011 and February 2012	between March 2011 and February 2012		between December 2012 and February 2013	between April 2011 and February 2012	between April 2011 and February 2012															within 6 months				within 6 months	July 2011 and November 2011	July 2011 and November 2011										April 2014 and May 2014
Convertible Notes Payable Related Parties Current Net Of Discount																																																																	46,000	93,000	0			0	92,000	351,000
Convertible Notes Payable Current Net Of Discount																																														0	357						34,000	424		57	0		38	143	1,833	0	261	0											0	42,000	0	42,000	9,000	0	142,000	321,000	0	458,000	0	321,000	32,000	611,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%																		12.00%																																																																					9.00%			12.00%	6.00%				12.00%			10.00%	4.00%	11.00%			10.00%						10.00%				6.00%
Issuance of common stock in initial public offering (in shares)																						7,000				66,000			987,000	2,467,000	250,000
Warrants Exercise Price		$ 9.12								$ 0.39																							$ 2.40	$ 2.40	$ 51.84	$ 51.84
Debt Instrument, Face Amount									5,400,000							1,100,000								150,000								400,000																																																									4,000,000			3,050,000	1,000,000		1,120,000		1,750,000	1,000,000					3,050,000	1,750,000		100,000	2,220,000	2,523,201								1,159,000
Loan conversion (in shares)	8,125,494	2,875																									35,000																																																																		331,000					22,000	126,000			35,000			4,000	175,000					47,000		248,000
Common stock, par value (in dollars per share)			$ 9.12	$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001					$ 12.00			$ 12.00			$ 0.4																																																																													$ 12.80
Debt Instrument Extended Maturity Date																																																																																									Nov. 30, 2008		Oct. 01, 2010
Debt Instrument, Convertible, Conversion Price															$ 3.2				$ 12.00	$ 9.12																																																																													$ 12.00					$ 9.12			$ 8.00									$ 8.00	$ 12
Debt Instrument Instalment Amount		450,000
Warrants Issued		27,667								1,119,329	521,590
Proceeds from Unsecured Notes Payable		2,000,000	3,000,000	1,000,000	295,000		917,000	1,000,000															500,000	100,000								600,000																																																												130,000	790,000												97,000	290,000											1,550,000	400,000
Original Issue Discount																							10.00%	10.00%																																																																		10.00%												10.00%														10.00%
Exercise of stock options - cashless (in shares)			329,000		2,000	133,000												146,000						16,000			10,000	2,000	21,000	246,000
Debt Instrument, Convertible, Terms of Conversion Feature																																																																																																										The conversion price of the advances is 80% of the average five day closing price of the Company''''''''''''''''s common stock for twenty five days prior to conversion (the market price discount was subsequently reduced to 70%).				The note is due on demand and carries an original issue discount of 10% and a one time interest charge of 10%. The conversion price of the note is 95% of the average five day closing price of the Company''''''''''''''''s common stock for twenty days prior to conversion.						Both notes were initially convertible into shares of the Company''''''''''''''''s common stock, at 80% of the average price of the Company''''''''''''''''s common stock for the five lowest trading days during the 10 days immediately preceding conversion. The conversion prices of the notes have down-round protection upon the occurrence of specified events.
Proceeds From Unsecured Convertible Notes Payable																		1,750,000																																																																																																		1,000,000
Proceeds from (Repayments of) Debt						900,000																																																																																					350,000					500,000	551,000			900,000				551,000		299,000			900,000
Debt Instrument, Increase (Decrease) for Period, Net																																																																																																							2,550,000			2,550,000
Debt Instrument Increase Decrease For Period Rate																																																																																																							70.00%			70.00%
Description Of Market Price Discount																																agreed to modify the terms of the agreement to accelerate advances under Note 2, and lower the market price discount from 80% to 70% for both Note 1 and Note 2.
Borrowed Funds Distribution Of Amounts																	125,000
Common stock				$ 73,000				$ 194,000		$ 150,000	$ 73,000		$ 150,000	$ 194,000							$ 4,673,000
Debt Conversion Converted Instrument Price Range																																	$ 5.28		$ 6.40